PREPAYMENTS AND OTHER CURRENT ASSETS (Parenthetical) (Detail) - Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Chengdu Franchisee [Member]
Due from franchisees	¥ 20,000	$ 3,065
Hangzhou Franchisee [Member]
Due from franchisees	20,000	3,065
Wuhan Franchisee [Member]
Due from franchisees	¥ 8,000	$ 1,226